December 30, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste

    Document Control – EDGAR

RE:	RiverSource Series Trust

Columbia Income Opportunities Fund (formerly known as RiverSource Income Opportunities Fund)

File No. 333-170363

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant’s Post-Effective Amendment No. 1, which was filed electronically on December 29, 2010.

If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (612) 671-4321.

Sincerely,

/s/ Christopher O. Petersen
Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.